Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
Note 9. Reconciliation of Financial Statements to Form 5500

Benefit payments requested by participants are recorded on the Form 5500 for benefit payments that have been processed and approved for payment prior to year end, but not yet paid as of that date.

The following is a reconciliation of benefits paid to Plan participants per the financial statements for the year ended December 31, 2025, to Form 5500:

December 31 2025

(Thousands of dollars)
Benefits paid to participants per the financial statements	$474,969
Add: Benefit payments requested by participants at December 31, 2025	141
Less: Benefit payments requested by participants at December 31, 2024	(14)
Benefits paid to participants for Form 5500	$475,096

The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

	December 31
	2025	2024
	(Thousands of dollars)
Net assets available for benefits per the financial statements	$5,533,371	$4,986,768
Less: Deemed distributions from outstanding participant loans with no repayment	(1,181)	(1,162)
Less: Benefit payments requested by participants	(141)	(14)
Net assets available for benefits per Form 5500	$5,532,049	$4,985,592
The following is a reconciliation of expenses per the financial statements for the year ended December 31, 2025 to Form 5500:

December 31 2025

(Thousands of dollars)
Total deductions per the financial statements	$476,489
Add: Deemed distribution on outstanding participant loans at December 31, 2025	1,181
Less: Deemed distribution on outstanding participant loans at December 31, 2024	(1,162)
Add: Benefit payments requested by participants at December 31, 2025	141
Less: Benefit payments requested by participants at December 31, 2024	(14)
Total expense per Form 5500	$476,635